INCOME TAXES - Schedule of Changes in Deferred Tax Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 1,404
Deferred tax (liabilities), beginning balance	(3,899)
Net deferred tax (liability), beginning balance	(2,495)	$ (3,457)
Income	(77)	(96)
Equity	0	0
Acquisitions and Dispositions	700	0
OCI	(115)	125
Increase in deferred tax liability	(11)	933
Deferred tax assets, ending balance	1,457	1,404
Deferred tax liabilities, ending balance	(3,455)	(3,899)
Net deferred tax (liability), ending balance	(1,998)	(2,495)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	1,404	1,745
Income	55	(260)
Equity	0	0
Acquisitions and Dispositions	0	0
OCI	0	(10)
Increase in deferred tax liability	(2)	(71)
Deferred tax assets, ending balance	1,457	1,404
Deferred tax (liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities), beginning balance	(3,899)	(5,202)
Income	(132)	164
Equity	0	0
Acquisitions and Dispositions	700	0
OCI	(115)	135
Increase in deferred tax liability	(9)	1,004
Deferred tax liabilities, ending balance	$ (3,455)	$ (3,899)